Basis Of Presentation And Accounting Policies (Policy)	6 Months Ended
Feb. 29, 2020
Basis of Presentation and Accounting Policies [Abstract]
Statement Of Compliance

Statement of compliance

These condensed interim consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and in compliance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”).

The condensed interim consolidated financial statements of the Company for the three and six months ended February 29, 2020 were authorized for issue by the Board of Directors on April 9, 2020.

Basis Of Presentation

Basis of presentation

These condensed interim consolidated financial statements have been prepared primarily under the historical cost convention except as detailed in the significant accounting policies disclosed in the Company’s consolidated financial statements for the year ended August 31, 2019 and are expressed in millions of Canadian dollars unless otherwise indicated. The condensed interim consolidated statements of income are presented using the nature classification for expenses.

Certain comparative figures have been reclassified to conform to the current period’s presentation.

The notes presented in these condensed interim consolidated financial statements include only significant events and transactions occurring since the Company’s last fiscal year end and are not fully inclusive of all matters required to be disclosed by IFRS in the Company’s annual consolidated financial statements. As a result, these condensed interim consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended August 31, 2019.

The condensed interim consolidated financial statements follow the same accounting policies and methods of application as the most recent annual consolidated financial statements except as noted below.

New Accounting Standards

New accounting standards

We adopted the following new accounting standards effective September 1, 2019.

•IFRS 16 Leases was issued on January 2016 and replaces IAS 17 Leases. The new standard requires entities to recognize lease assets and lease obligations on the balance sheet. For lessees, IFRS 16 removes the classification of leases as either operating leases or finance leases, instead requiring that leases be capitalized by recognizing the present value of the lease payments and showing them as lease assets (right-of-use assets) and representing the right to use the underlying leased asset. If lease payments are made over time, the Company recognizes a lease liability representing its obligation to make future lease payments. Certain short-term leases (less than 12 months) and leases of low value may be exempted from the requirements and may continue to be treated as operating leases if certain elections are made. Lessors will continue with a dual lease classification model. Classification will determine how and when a lessor will recognize lease revenue, and what assets would be recorded.

As a result of adopting IFRS 16, the Company recognized a significant increase to both assets and liabilities on our Consolidated Statements of Financial Position as well as a decrease to operating costs, as a result of removing the lease expense, an increase to depreciation and amortization, due to the depreciation of the right-of-use asset, and an increase to finance costs, due to the accretion of the lease liability. Relative to the results of applying the previous standard, although actual cash flows are unaffected, the Company’s statement of cash flows will reflect increases in cash flows from operating activities offset equally by decreases in cash flows from financing activities.

Implementation

We adopted IFRS 16 using a modified retrospective approach whereby the financial statements of prior periods presented are not restated. We recognized lease liabilities at September 1, 2019 for leases previously classified as operating leases, measured at the present-value of the lease payments using our incremental borrowing rate at that date, with the corresponding right-of-use asset generally measured at an equal amount, adjusted for any prepaid or accrued rent outstanding as at August 31, 2019.

As permitted by IFRS 16, we applied certain practical expedients to facilitate the initial adoption and ongoing application of IFRS 16 including the following:

•not separate fixed non-lease components from lease components for certain classes of underlying assets. Each lease component and any associated non-lease components will be accounted for as a single lease component;

•apply a single discount rate to a portfolio of leases with similar characteristics;

•exclude initial direct costs from measuring the right-of-use asset as at September 1, 2019; and

•use hindsight in determining the lease term where the contract contains purchase, extension, or termination options.

On transition, we have not elected the recognition exemptions on short-term leases or low-value leases; however, we may choose to elect these recognition exemptions on a class-by-class basis for new classes and on a lease-by-lease basis, respectively, in the future.

In December 2019, the IFRS Interpretations Committee issued a final agenda decision in regards to the determination of the lease term for cancellable or renewable leases under IFRS 16. The Company is currently assessing the impact of this interpretation on its financial.

There was no significant impact for contracts in which we are the lessor.

•IFRIC 23 Uncertainty over Income Tax Treatments was issued in 2017 to clarify how to apply the recognition and measurement requirements in IAS 12 Income Taxes when there is uncertainty over income tax treatments. It was required to be applied for annual periods commencing January 1, 2019, which for the Company was the annual period commencing September 1, 2019. The cumulative effect of the initial application of the new standard has been reflected as an adjustment to retained earnings at September 1, 2019. Refer to “Transition adjustments” below for details.

Transition Adjustments

Transition adjustments

Below is the effect of transition to IFRS 16 and the adoption of IFRIC 23 on our condensed consolidated Statement of Financial Position as at September 1, 2019.

(millions of Canadian dollars)	As reported as at August 31, 2019	Effect of IFRS 16 transition	Effect of IFRIC 23 transition	Subsequent to transition as at September 1, 2019
ASSETS
Current
Cash	1,446	-	-	1,446
Accounts receivable	287	-	-	287
Inventories	86	-	-	86
Other current assets	291	(16)	-	275
Current portion of contract assets	106	-	-	106
	2,216	(16)	-	2,200
Investments and other assets	37	-	-	37
Property, plant and equipment	4,883	1,338	-	6,221
Other long-term assets	195	-	-	195
Deferred income tax assets	4	-	-	4
Intangibles	7,979	-	-	7,979
Goodwill	280	-	-	280
Contract assets	52	-	-	52
	15,646	1,322	-	16,968
LIABILITIES AND SHAREHOLDERS' EQUITY
Current
Short-term borrowings	40	-	-	40
Accounts payable and accrued liabilities	1,015	-	-	1,015
Provisions	224	-	(5)	219
Income taxes payable	82	-	(11)	71
Current portion of contract liabilities	223	-	-	223
Current portion of long-term debt	1,251	-	-	1,251
Current portion of lease liabilities	-	113	-	113
	2,835	113	(16)	2,932
Long-term debt	4,057	-	-	4,057
Lease liabilities	-	1,211	-	1,211
Other long-term liabilities	75	(2)	-	73
Provisions	79	-	-	79
Deferred credits	425	-	-	425
Contract liabilities	15	-	-	15
Deferred income tax liabilities	1,875	-	38	1,913
	9,361	1,322	22	10,705
Shareholders' equity
Common and preferred shareholders	6,282	-	(22)	6,260
Non-controlling interests in subsidiaries	3	-	-	3
	6,285	-	(22)	6,263
	15,646	1,322	-	16,968

Prior to adopting IFRS 16, our total minimum operating lease commitments as at August 31, 2019 was $919 million. The weighted average discount rate applied to the total lease liabilities was 3.50% at September 1, 2019. The difference between the total of the minimum lease payments set out in Note 27 in our 2019 Audited Financial Statements and the total lease liability recognized on transition was a result of:

•the inclusion of lease payments beyond minimum commitments relating to reasonably certain renewal periods or extension options that had not yet been exercised as at August 31, 2019;

•the effect of discounting on the minimum lease payments; and

•certain costs to which we are contractually committed under lease contracts, but which do not qualify to be accounted for as a lease liability, such as variable lease payments not tied to an index or rate.

Fiscal 2019 Accounting Policies Updated for IFRS 16

Fiscal 2019 Accounting Policies Updated for IFRS 16

Leases

The following accounting policy applies as of September 1, 2019 following the adoption of IFRS 16. Prior to September 1, 2019, IAS 17 was applied as disclosed in the Company’s 2019 annual consolidated financial statements, as permitted by transition provisions of IFRS 16.

Leases are typically entered into for network infrastructure and equipment, including transponders, and land and buildings relating to the Company’s wireless and wireline networks, office space and retail stores. At inception of a contract, the Company assesses whether the contract contains a lease. A lease contract conveys the right to control the use of an identified asset for a period in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether:

•the contract involves the use of an identified asset;

•the Company has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use; and

•the Company has the right to direct the use of the identified asset.

Lease liabilities are initially measured at the present value of future lease payments at the commencement date, discounted using the interest rate implicit in the lease or, if not readily determinable, the Company’s incremental borrowing rate. A single incremental borrowing rate is applied to a portfolio of leases with similar characteristics.

Lease payments included in the measurement of the lease liability are comprised of:

•Fixed payments, including in-substance fixed payments;

•Variable lease payments that depend on an index or rate;

•Amounts expected to be payable under a residual value guarantee; and

•Payments relating to purchase options and renewal option periods that are reasonably certain to be exercised, or periods subject to termination options that are not reasonably certain to be exercised.

The initial lease term included in the measurement of the lease liability is comprised of:

•The non-cancellable period of the lease;

•Periods covered by options to extend the lease, where the Company is reasonably certain to exercise the option; and

•Periods covered by options to terminate the lease, where the Company is reasonably certain not to exercise the option.

Lease liabilities are subsequently measured at amortized cost. Lease liabilities are remeasured when there is a lease modification, and a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero. The interest expense for lease liabilities is recorded in Interest expense in the Consolidated Statements of Income.

Variable lease payments that do not depend on an index or rate are not included in the measurement of lease liabilities and right-of-use assets. The related payments are expensed in Operating, general and administrative expenses in the period in which the event or condition that triggers those payments occurs.

Right-of-use assets are initially measured at cost, which comprises the initial amount of the lease obligation adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred, plus an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The Company presents right-of-use assets in Property, plant and equipment.

If we obtain ownership of the leased asset by the end of the lease term or the costs of the right-of-use asset reflects the exercise of a purchase option, we depreciate the right-of-use asset from the lease commencement date to the end of the useful life of the underlying asset. Otherwise, right-of-use assets are depreciated on a straight-line basis from the commencement date to the earlier of the end of the useful life or the end of the lease term. Right-of-use assets are periodically reduced by impairment losses, if any, and adjusted for certain remeasurements on the related lease liability. The depreciation charge for right-of-use assets is recorded in Amortization – Property, plant and equipment.

Significant Judgments and Estimates

The application of IFRS 16 requires the Company to make judgments that affect the valuation of the lease liabilities and the valuation of right-of-use assets. These include determining whether a contract contains a lease, determining the contract term, including whether or not to exercise renewal or termination options, and determining the interest rate used for discounting future cash flows.